Operating Lease Right-of-Use Assets and Operating Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Operating Lease Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Operating lease expenses	$ 5,145,080	$ 661,041	$ 4,677,773	$ 4,506,615